STOCKHOLDERS’ EQUITY (Tables)	9 Months Ended
Sep. 30, 2025
Equity [Abstract]
SCHEDULE OF RESERVED SHARES OF COMMON STOCK

The Company has reserved shares of Class A common stock for issuance related to the following as of September 30, 2025:

Warrants to purchase Class A common stock	17,900,000
Employee stock purchase plan	1,000,000
RSUs, issued and outstanding	3,664,957
Stock options and RSUs, authorized for future issuance	6,784,307
Total shares reserved	29,349,264

SCHEDULE OF UNVESTED RESTRICTED STOCK UNITS ACTIVITY

A summary of RSU activity for the nine months ended September 30, 2025, under the 2025 Plan is as follows:

		Weighted Average
	Number of RSUs	Grant Date Fair Value
Unvested as of December 31, 2024	-	-
Granted	3,764,957	16.15
Vested and released	-	-
Cancelled or forfeited	(100,000)	22.00
Unvested as of September 30, 2025	3,664,957	15.99